Stockholders' Equity - Summary of Shares Issued and Held in Treasury or Outstanding (Detail) - shares	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock - issued	8,593,027	8,421,060	6,003,844
Common stock - held in treasury	(1,271,043)	(1,271,043)	(1,271,043)
Common stock - outstanding	7,321,984	7,150,017	4,732,801
Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock - issued	1,132,334	1,296,613	1,569,613
Common stock - held in treasury	(234,903)	(234,903)	(234,903)
Common stock - outstanding	897,431	1,061,710	1,334,710